STOCK-BASED COMPENSATION (Details Narrative) - USD ($)		9 Months Ended		10 Months Ended	12 Months Ended
	Oct. 21, 2015	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Feb. 28, 2017	Jun. 29, 2016	Sep. 30, 2015
Common shares par value (in dollars per share)		$ 0.01		$ 0.01	$ 0.01
Independent Directors ( Dr. Mark Baker, Mr. Mark Pastreich, Mr. Arthur Radin and Mr. Cyril Narishkin) [Member]
Description of payment terms	Paid quarterly half in cash and half in common stock
Annually compensation paid per director	$ 25,000
Dr. Ma. [Member]
Issuance of common stock				$ 129,019
2015 Stock Option Plan [Member]
Number of shares authorized						4,000,000	2,000,000
Number of common shares awarded		1,018,000	568,000	318,000	500,000
Weighted average grant date fair value of stock options		$ 0.68	$ 0.22	$ 0.29	$ 0.21
Allocated stock-based compensation expense		$ 51,592	$ (13,979)	$ (4,417)	$ 115,828
Weighted-average grant-date fair value options granted				93,115	122,656
Cash received from option exercises		51,250	0
Total intrinsic value of options exercised		30,664	0	0	0
Total unrecognized compensation cost		$ 712,745		$ 77,620
Weighted-average period (in years)		34 months		17 months
Total fair value of shares vested		$ 139,569	$ 116,305	$ 150,820	$ 98,432
Common shares par value (in dollars per share)							$ 0.01
2015 Stock Option Plan [Member] | Key Employees [Member]
Number of common shares awarded		1,919,000		1,038,000